Schedule of Investments (Unaudited) June 30, 2023

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE - TRADED FUND — 86.3%
Schwab US TIPS ETF ‡	11,998,026	$629,056,503
TOTAL EXCHANGE - TRADED FUND (Cost $748,960,496)		629,056,503

PURCHASED OPTIONS — 8.7%
TOTAL PURCHASED OPTIONS (Cost $164,665,000)		63,446,011

TOTAL INVESTMENTS — 95.0% (Cost $913,625,496)		692,502,514
OTHER ASSETS LESS LIABILITIES – 5.0%		36,278,488
NET ASSETS - 100%		$728,781,002

‡	For financial information on the Schwab US TIPS ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

A list of open option contracts held by the Fund at June 30, 2023 was as follows:

Description	Counterparty	Number of Contracts ^	Notional Amount †	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 8.7%

Call Options
CMS 10Y - 2Y	Morgan Stanley	1,075,000	$36,850,000	0.30%	11/13/24	$21,122,657
CMS 10Y - 2Y	Goldman Sachs	1,550,000	41,825,000	0.48	06/19/24	14,732,228
CMS 10Y - 2Y	Goldman Sachs	350,000	18,637,500	0.08	09/17/25	13,658,733
CMS 10Y - 2Y	Goldman Sachs	400,000	18,200,000	0.27	03/13/25	10,131,124
CMS 10Y - 2Y	Nomura	375,000	10,856,250	0.40	11/28/23	3,515,343
CMS 10Y - 2Y	Morgan Stanley	20,000	102,500	1.625	07/12/23	—
CMS 10Y - 2Y	Goldman Sachs	1,100,000	22,693,750	0.95	07/12/23	—
CMS 10Y - 2Y	Nomura	500,000	15,500,000	0.45	10/03/23	285,926
Total Purchased Options			$164,665,000			$63,446,011

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Market Price

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-015-0900

Schedule of Investments (Unaudited) June 30, 2023

Quadratic Deflation ETF

	Shares	Value
EXCHANGE - TRADED FUND — 77.0%
Vanguard Long-Term Treasury ETF ‡	858,152	$54,518,397
TOTAL EXCHANGE - TRADED FUND (Cost $65,541,818)		54,518,397

PURCHASED OPTIONS — 10.7%
TOTAL PURCHASED OPTIONS (Cost $5,951,000)		7,608,124

TOTAL INVESTMENTS — 87.7% (Cost $71,492,818)		62,126,521
OTHER ASSETS LESS LIABILITIES – 12.3%		8,703,222
NET ASSETS - 100%		$70,829,743

‡	For financial information on the Vanguard Long-Term Treasury ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

A list of open option contracts held by the Fund at June 30, 2023 was as follows:

Description	Counterparty	Number of Contracts ^	Notional Amount †	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 10.7%

Put Options
CMS 30Y - 2Y	Goldman Sachs	40,000	$2,105,000	0.00%	09/24/24	$3,186,530
CMS 30Y - 2Y	Nomura	47,000	1,879,000	-0.65	05/07/24	2,599,177
CMS 30Y - 2Y	Goldman Sachs	35,000	1,967,000	-0.30	03/12/25	1,822,417
Total Purchased Options			$5,951,000			$7,608,124

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Market Price

See “Glossary” for abbreviations.

KRS-QH-031-0400

Schedule of Investments (Unaudited) June 30, 2023

Glossary (abbreviations used in preceding Schedule of Investments):

Fund Abbreviations

CMS — Constant Maturity Swap

ETF — Exchange-Traded Fund

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